Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PPM Funds
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PPM FUNDS

SUPPLEMENT DATED MAY 14, 2020 TO
THE PROSPECTUS DATED APRIL 29, 2020

PPM Floating Rate Income Fund (each, a “Fund,” and collectively, the “Funds”)	PKFIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

In the Summary Prospectus for the PPM Floating Rate Income Fund under the section entitled “Performance”, the date “July 16, 2018” shall be deleted in the “Life of Fund” column in the table and replaced with “May 1, 2018” (the Fund’s inception date).

PPM Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PPM FUNDS

SUPPLEMENT DATED MAY 14, 2020 TO
THE PROSPECTUS DATED APRIL 29, 2020

PPM Floating Rate Income Fund (each, a “Fund,” and collectively, the “Funds”)	PKFIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

In the Summary Prospectus for the PPM Floating Rate Income Fund under the section entitled “Performance”, the date “July 16, 2018” shall be deleted in the “Life of Fund” column in the table and replaced with “May 1, 2018” (the Fund’s inception date).